Provisions (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 5,410	$ 4,453
Remeasurement	1,353	1,153
Settlements	(2,310)
Ending balance	4,453	5,606
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	997	0
Remeasurement	513	0
Settlements	(1,510)
Ending balance	0	0
Loan Loss Provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	3,613	4,445
Remeasurement	832	1,153
Settlements	0
Ending balance	4,445	5,598
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	800	8
Remeasurement	8	0
Settlements	(800)
Ending balance	$ 8	$ 8